Net income (loss) per share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net income (loss) per share	Net income (loss) per shareBasic and diluted net income (loss) per ordinary share is presented in conformity with the two-class method required for participating securities.
The following table presents the calculation of basic and diluted net (loss) income per share:

	Year Ended December 31,
	2020	2021	2022
	(in thousands, except share and per share data)
Numerator:
Net loss	$(21,996)	$(68,979)	$(83,661)
Deemed dividend	(825)	—	—
Net loss attributable to ordinary shareholders	$(22,821)	$(68,979)	$(83,661)

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	14,442,172	53,201,603	75,718,623
Net loss per share attributable to ordinary shareholders, basic and diluted	$(1.58)	$(1.30)	$(1.10)

Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,
	2020	2021	2022

Convertible preferred shares	50,657,042	—	—
Outstanding share options	9,874,165	9,981,394	8,362,930
RSUs	132,500	967,797	2,866,980
Treasury stock	2,168	2,168	2,168
Total	60,665,875	10,951,359	11,232,078